Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 39.6%
(a)
iShares 0-5 Year High Yield Corporate Bond
ETF ........................... 523,309 $ 22,523,219
iShares Broad USD High Yield Corporate Bond
ETF ........................... 714,227 26,704,948
iShares Core 1-5 Year USD Bond ETF ..... 241,159 11,698,623
iShares Core Total USD Bond Market ETF ... 278,472 12,806,927
iShares Floating Rate Bond ETF ......... 475,833 24,286,516
98,020,233
International Fixed Income — 10.1%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 636,943 24,955,427
Investment Grade Bonds — 40.2%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 538,251 26,864,107
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 412,351 21,702,033
iShares 5-10 Year Investment Grade Corporate
Bond ETF ....................... 450,706 23,955,024
iShares Investment Grade Systematic Bond
ETF ........................... 590,104 26,719,909
99,241,073
Mortgage-Backed Securities — 10.0%
iShares MBS ETF
(a)
.................. 264,468 24,614,037
Total Long-Term Investments — 99.9%
(Cost: $ 244,911,812 ) ................................ 246,830,770
Short-Term Securities
Money Market Funds — 11 .1%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d)
................... 27,261,279 27,272,184
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 216,523 216,523
Total Short-Term Securities — 11 .1%
(Cost: $ 27,488,638 ) ............................... 27,488,707
Total Investments — 111 .0%
(Cost: $ 272,400,450 ) .............................. 274,319,477
Liabilities in Excess of Other Assets — (11.0) % ............ (27,280,293)
Net Assets — 100.0% ............................... $ 247,039,184
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Yield Optimized Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
.
.
.
.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,806,953 $ — $ (58,501,642)
(a)
$ (24,769) $ (8,358) $ 27,272,184 27,261,279 $ 119,910
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 224,701 — (8,178)
(a)
— — 216,523 216,523 11,458 —
iShares 0-3 Month Treasury
Bond ETF
(c)
.......... 57,998,467 537,702 (58,469,772) (80,043) 13,646 — — 239,115 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... — 23,617,248 (959,350) (15,171) (119,508) 22,523,219 523,309 655,293 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 61,576,274 5,886,094 (40,406,127) (205,060) 12,926 26,864,107 538,251 1,175,834 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 43,023,309 (21,696,514) 125,783 249,455 21,702,033 412,351 824,051 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 25,416,159 (1,739,509) (4,279) 282,653 23,955,024 450,706 642,284 —
iShares Broad USD High Yield
Corporate Bond ETF .... 48,617,279 5,114,870 (27,406,377) 526,094 (146,918) 26,704,948 714,227 1,818,391 —
iShares CMBS ETF
(c)
...... 24,097,815 222,619 (24,246,273) 289,721 (363,882) — — 69,041 57
iShares Core 1-5 Year USD
Bond ETF ............ — 15,485,047 (3,920,454) 19,327 114,703 11,698,623 241,159 337,828 —
iShares Core Total USD Bond
Market ETF .......... — 13,757,658 (934,303) (1,278) (15,150) 12,806,927 278,472 314,856 —
iShares Floating Rate Bond
ETF ................ 24,407,343 3,468,040 (3,590,861) 24,958 (22,964) 24,286,516 475,833 890,885 —
iShares Investment Grade
Systematic Bond ETF .... — 28,148,880 (1,405,246) (11,739) (11,986) 26,719,909 590,104 630,202 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 24,432,678 3,558,906 (3,524,445) 62,993 425,295 24,955,427 636,943 1,293,703 —
iShares MBS ETF ........ — 26,875,415 (2,160,758) 982 (101,602) 24,614,037 264,468 658,672 —
$ 707,519 $ 308,310 $ 274,319,477 $ 9,681,523 $ 57
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Yield Optimized Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 246,830,770 $ — $ — $ 246,830,770
Short-Term Securities
Money Market Funds ...................................... 27,488,707 — — 27,488,707
$ 274,319,477 $ — $ — $ 274,319,477
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities